Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2016
Revenues from services	$4,587.7	$5,022.1	$5,088.2	$4,956.1	$19,654.1
Gross profit	773.8	860.7	858.3	841.0	3,333.8
Operating profit	131.7	196.0	211.1	212.0	750.8
Net earnings	71.7	115.4	129.2	127.4	443.7
Net earnings per share — basic	$0.98	$1.61	$1.89	$1.89	$6.33
Net earnings per share — diluted	0.98	1.60	1.87	1.87	6.27
Dividends per share	—	0.86	—	0.86	1.72
Market price:
High	$81.82	$85.38	$72.61	$92.83
Low	70.33	59.90	60.67	71.50
Year Ended December 31, 2015
Revenues from services	$4,542.2	$4,861.3	$4,972.5	$4,953.9	$19,329.9
Gross profit	762.0	830.6	852.1	851.1	3,295.8
Operating profit (a)	122.8	178.7	206.3	181.1	688.9
Net earnings (b)	65.7	105.7	123.9	123.9	419.2
Net earnings per share — basic	$0.83	$1.35	$1.63	$1.67	$5.46
Net earnings per share — diluted (c)	0.83	1.33	1.61	1.66	5.40
Dividends per share	—	0.80	—	0.80	1.60
Market price:
High	$86.92	$92.00	$96.56	$93.24
Low	63.79	82.76	77.43	80.48

(a) Included restructuring costs of $16.4 recorded in the fourth quarter.
(b) Included non-operating gains of $10.6 recorded in the fourth quarter.
(c) Included in the results are restructuring costs per diluted share of $(0.17) and non-operating gains per diluted share of $0.15 for the fourth quarter.